Commitments and Contingencies (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2019
Operating Leased Assets [Line Items]
Amount received from legal settlement	$ 28.0
Minimum
Operating Leased Assets [Line Items]
Operating lease, renewal term		3 years
Maximum
Operating Leased Assets [Line Items]
Operating lease, renewal term		20 years